Operations By Segment And Geographic Areas And Identifiable Assets (Selected Information In Relation To Continuing Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Intersegment net sales	$ (0.8)	$ (0.9)	$ (1.1)
Total net sales	1,708.9	1,416.8	1,224.5
Earnings from operations	163.6	155.5	113.5
Total Assets	3,922.1	3,536.7	3,673.9
Aerospace Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	877.1	722.6	606.4
Intersegment net sales	0	0	0
Total net sales	877.1	722.6	606.4
Earnings from operations	155.6	113.8	97.0
Percentage of sales	17.70%	15.70%	16.00%
Total Assets	1,016.6	872.5	750.9
Capital expenditures	68.5	34.5	52.1
Depreciation and amortization	26.3	20.0	15.2
Industrial Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	176.4	66.6	53.8
Intersegment net sales	0	0	0
Total net sales	176.4	66.6	53.8
Earnings from operations	10.7	11.1	10.1
Percentage of sales	6.00%	16.70%	18.80%
Total Assets	520.5	46.0	39.7
Capital expenditures	5.1	1.5	2.3
Depreciation and amortization	8.4	0.9	0.6
In-Process Separation [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	384.2	339.5	292.2
Intersegment net sales	0	0	0
Total net sales	384.2	339.5	292.2
Earnings from operations	91.8	69.7	55.2
Percentage of sales	23.90%	20.50%	18.90%
Total Assets	369.5	311.1	308.0
Capital expenditures	60.4	17.6	9.7
Depreciation and amortization	16.9	14.4	13.2
Additive Technologies [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	270.4	287.2	271.0
Intersegment net sales	0.8	0.9	1.1
Total net sales	271.2	288.1	272.1
Earnings from operations	37.9	39.4	40.3
Percentage of sales	14.00%	13.70%	14.80%
Total Assets	207.4	202.6	209.7
Capital expenditures	11.1	16.1	9.3
Depreciation and amortization	13.6	11.2	9.3
Total Segments [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	1,708.1	1,415.9	1,223.4
Intersegment net sales	0.8	0.9	1.1
Total net sales	1,708.9	1,416.8	1,224.5
Earnings from operations	296.0	234.0	202.6
Percentage of sales	17.30%	16.50%	16.50%
Total Assets	2,114.0	1,432.2	1,308.3
Capital expenditures	145.1	69.7	73.4
Depreciation and amortization	$ 65.2	$ 46.5	$ 38.3